Leases - Lease Liabilities (Details) (10-K) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 3,747
2022	3,181
2023	2,642
2024	2,357
2025	1,944
Thereafter	7,653
Total minimum lease payments	21,524
Less: imputed interest	(4,022)
Present value of operating lease liabilities	$ 17,502